Investments in Related Parties and Other	12 Months Ended
Dec. 31, 2023
Transactions/Investments with Related Parties [Abstract]
Investments in Related Parties and Other

5.

Investments in related parties and other
a)

OceanPal Inc., or

OceanPal:

As of December

31, 2023 and

2022, the Company

was the holder
of 500,000

Series B Preferred

Shares and
207

and
10,000
, respectively, of Series C Convertible

Preferred
Shares of OceanPal.

Series

B

preferred

shares

entitle

the

holder

to
2,000

votes

on

all

matters

submitted

to

vote

of

the
stockholders of the

Company,

provided however,

that the total

number of votes

shall not exceed
34 % of
the total

number of

votes, provided

further, that the

total number

of votes

entitled to

vote, including

common
stock or any other voting security,

would not exceed
49 % of the total number of votes. Series B Preferred
Shares have no dividend or distribution rights.
Series C preferred shares do not have voting rights unless related to amendments of the Articles of
Incorporation that adversely alter the preference, powers or rights of the Series C Preferred Shares or to issue Parity Stock or create or issue Senior Stock.

Series C preferred

shares have a

liquidation preference
equal

to

the

stated

value

of

$
1,000

and

are

convertible

into

common

stock

at

the

Company’s

option
commencing upon the first anniversary of the issue date, at a conversion price equal to the lesser of

$
6.5
and the

10-trading day

trailing VWAP

of OceanPal’s

common shares,

subject to

adjustments. Dividends
on

each

share

of

Series

C

Preferred

Shares

are

cumulative

and

accrue

at

the

rate

of
8
%

per

annum.
Dividends are payable in cash or, at OceanPal’s election, in kind.
On October 17,

2023, the Company

converted
9,793

of the
10,000

Series C Preferred

shares of OceanPal
to 3,649,474

common shares, having a

fair value of

$
9,160

determined through Level

1 inputs of

the fair
value hierarchy, based on

the closing

price of

OceanPal’s common shares

on the

date of

conversion.

Upon
conversion the

Company realized

a gain

of $
1,742
,

being the

difference between

the

book value

of the
9,793

Series C Preferred shares and the

fair value of the common shares

acquired and is included in gain
on

related

party

investments,

separately

presented

in

the

accompanying

consolidated

statements

of
income. Following

the conversion,

the Company is

the beneficial

owner of
49
% of the

outstanding common
stock of

OceanPal and

since the

shares are

listed at

NASDAQ, the

Company elected

to account

for its
common stock ownership in OceanPal at fair value.

As

of

December

31,

2023,

the

Company’s

investment

in

the

common

stock

of

OceanPal

amounted

to
$ 8,138
, being the

fair value of

OceanPal’s common shares

on that date,

determined through

Level 1 inputs

of the

fair value

hierarchy, and the

Company recorded

an unrealized

loss on

investment of

$
1,022 , included
in gain on

related party investments, separately presented

in the accompanying consolidated

statements
of income.
As the

Company applied

the fair

value option

to its

investment in

the common

shares of

OceanPal that
would otherwise be accounted for under the

equity method of accounting, it also applied

fair value to all of
its financial

interests in

OceanPal, being

the
Series B

preferred shares

and Series

C preferred

shares which
until then, the Company applied

the guidance for equity securities

without readily determinable fair

values.
As of December 31,

2023 and 2022, the

Company’s investment in Series

B preferred shares and

Series C
preferred

shares,

amounted

to

$
180

and

$
7,744
,

respectively,

including

$
3

and

$
169
,

respectively,
dividends

receivable on

the

Series

C

preferred shares,

and

are

separately presented

in

investments in
related parties in

the accompanying consolidated

balance sheets. As

of December 31,

2023, the Company
recorded a gain of $ 21
, presented in gain on

related party Investments, being the difference

between the
book

value

of

the

investments

and

the

fair

value

determined

through

Level

3

inputs

of

the

fair

value
hierarchy,

by using

the income

approach, taking into

account the

present value of

the future

cash flows,
the holder of shares would expect to receive from holding the equity instrument.
On

September

20,

2022,

the

Company

acquired
25,000

OceanPal

Cumulative

Convertible

Series

D
Preferred Shares, par value $ 0.01

per share, as part of the

consideration provided to the Company

for the
sale of

Baltimore to OceanPal, pursuant

to a Memorandum

of Agreement dated

June 13, 2022

(Note 6).
Similarly,

on February

8, 2023,

the Company

acquired
13,157

shares of

OceanPal Series

D Cumulative
Convertible Preferred

Shares,

as part

of the

consideration provided

to the

Company for

sale of

Melia to
OceanPal, pursuant to a Memorandum of Agreement dated February

1, 2023 (Note 6).
Series D preferred shares

were convertible into

common stock at

the holder’s option,

at a conversion

price
equal to

the 10-trading

day trailing

VWAP of OceanPal’s

common shares,

provided however

that the

holder
would not beneficially

own greater than
49
% of OceanPal’s

outstanding shares of common

stock. Series
D preferred

shares have

no voting

rights; dividends

were cumulative,

accruing at

the rate

of
7
% per

annum,
payable in cash or,

at OceanPal’s election, in PIK shares (Series D Preferred shares issued to the holder
in lieu of cash dividends); and they had a liquidation preference equal

$
1,000

per share.

On the date of issuance,

the Company measured its investments

on Series D preferred shares

at their fair
value and elected to subsequently

measure such investments in accordance

with paragraph ASC 321-10-
35-2 (Note 2(aa)). The

fair value of

Series D Preferred

Shares was determined

by taking into

consideration
a third-party valuation which was based on the income approach, taking into account the present value of the future cash flows the Company expects to receive from

holding the equity instrument.

On

December

15,

2022,

the

Company

distributed

the
25,000

Series

D

Preferred

Shares

as

non-cash
dividend to its shareholders of record on November 28, 2022. The shareholders had the option to receive
Series

D

Preferred

Shares

or

common

shares

of

OceanPal

at

the

conversion

rate

determined

before
distribution

according

to

the

terms

of

the

designation

statement.

The

Company

accounted

for

the
transaction as

a nonreciprocal

transfer with

its owners

in accordance

with ASC

845 and

measured their
fair

value

on

the

date

of

declaration

at

$
18,189
.

The

fair

value

of

the

Series

D

Preferred

Shares

was
determined by using the income approach, taking into account the present value of the future cash flows,
the holder

of shares

would expect

to receive

from holding

the equity

instrument. This

resulted in

gain of
$ 589
, being

the difference

between the

fair value

and the

carrying value

of the

investment and

is separately
presented as Gain on related party investments in the accompanying consolidated statements of income.
On June 9, 2023, the Company distributed the 13,157

Series D Preferred Shares as a non-cash dividend
to

its

shareholders

of

record

on

April

24,

2023.

The

Company

accounted

for

the

transaction

as

a
nonreciprocal

transfer

with

its

owners

in

accordance

with

ASC

845

and

measured

the

fair

value

of

the
preferred shares

on the

date of

declaration at

$
10,761
. The

fair value

of the

Series D

Preferred Shares
was determined

by using

the income

approach, taking

into account

the present

value of

the future

cash
flows, the holder

of shares would

expect to receive

from holding

the equity

instrument. This

resulted in gain
of

$
761
,

being

the

difference

between

the

fair

value

and

the

carrying

value

of

the

investment

and

is
separately

presented

as

gain

on

related

party

investment

in

the

2023

accompanying

consolidated
statement of income.
For 2023,

2022 and

2021, dividend

income from

the Series

C and

Series D

OceanPal preferred

shares
amounted to $ 801 , $ 917

and $
69
, respectively, included in interest and

other income in the

accompanying
consolidated statements of income.
b)

Investment in

equity securities:

During 2023,

the Company

acquired equity

securities of

an entity
listed in the NYSE which as of December

31, 2023 had a fair value of $
20,729 . The equity securities were
initially recorded

at cost

amounting to

$
17,916

and measured

subsequently at

fair value,

since their

fair
values were

readily determinable,

determined through

Level 1

of the

fair value

hierarchy.

The securities
are considered

marketable securities

that are

available to

be converted

into cash

to fund

current operations
and classified in current

assets in the accompanying

2023 consolidated balance

sheet. Unrealized gain

on
the investment amounted to $ 2,813

and is separately presented in unrealized gain

on equity securities in
the accompanying consolidated statements of income.